Expense Example	Oct. 29, 2024 USD ($)
abrdn Focused U.S. Small Cap Active ETF | abrdn Focused U.S. Small Cap Active ETF | abrdn Focused U.S. Small Cap Active ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	370
Expense Example, with Redemption, 5 Years	859
Expense Example, with Redemption, 10 Years	2,209
abrdn Emerging Markets Dividend Active ETF | abrdn Emerging Markets Dividend Active ETF | abrdn Emerging Markets Dividend Active ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	513
Expense Example, with Redemption, 10 Years	$ 1,227